Performance Management	Apr. 30, 2026
Praxis Impact Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxisinvests.com.

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower.
Bar Chart [Heading]	Class A — Annual Total Return Chart for the Periods Ended December 31, 2025
Bar Chart Closing [Text Block]
Best Quarter	Quarter Ended December 31, 2023	6.61%
Worst Quarter	Quarter Ended March 31, 2022	-5.75%

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025 (with maximum sales charge)
Performance Table Uses Highest Federal Rate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares.
Performance Table Closing [Text Block]	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Availability Website Address [Text]	www.praxisinvests.com
Praxis Impact Bond Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.75%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Praxis International Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last ten years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxisinvests.com.

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower.
Bar Chart [Heading]	Class A — Annual Total Return Chart for the Periods Ended December 31, 2025
Bar Chart Closing [Text Block]
Best Quarter	Quarter Ended December 31, 2020	16.73%
Worst Quarter	Quarter Ended March 31, 2020	-22.78%

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025 (with maximum sales charge)
Performance Table Uses Highest Federal Rate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares.
Performance Table Closing [Text Block]	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Availability Website Address [Text]	www.praxisinvests.com
Praxis International Index Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Praxis Value Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The returns in the table shows how the average annual total returns of the Fund compared with the returns of three indexes. The CRSP U.S. Large Cap Value Index serves as the Fund’s performance index because the Adviser believes it is more representative of the Fund’s investment strategy. The CRSP U.S. Total Market Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxisinvests.com.

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower.
Bar Chart [Heading]	Class A — Annual Total Return Chart for the Periods Ended December 31, 2025
Bar Chart Closing [Text Block]
Best Quarter	Quarter Ended June 30, 2020	14.32%
Worst Quarter	Quarter Ended March 31, 2020	-24.32%

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025 (with maximum sales charge)
Performance Table Uses Highest Federal Rate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares.
Performance Table Closing [Text Block]	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Availability Website Address [Text]	www.praxisinvests.com
Praxis Value Index Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Praxis Growth Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The returns in the table shows how the average annual total returns of the Fund compared with the returns of three indexes. The CRSP U.S. Large Cap Value Index serves as the Fund’s performance index because the Adviser believes it is more representative of the Fund’s investment strategy. The CRSP U.S. Total Market Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxisinvests.com.

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower.
Bar Chart [Heading]	Class A — Annual Total Return Chart for the Periods Ended December 31, 2025
Bar Chart Closing [Text Block]
Best Quarter	Quarter Ended June 30, 2020	26.05%
Worst Quarter	Quarter Ended June 30, 2022	-20.11%

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025 (with maximum sales charge)
Performance Table Uses Highest Federal Rate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares.
Performance Table Closing [Text Block]	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Availability Website Address [Text]	www.praxisinvests.com
Praxis Growth Index Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	26.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.11%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Praxis Small Cap Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The returns in the table shows how the average annual total returns of the Fund compared with the returns of three indexes. The CRSP U.S. Small Cap Index serves as the Fund’s performance index because the Adviser believes it is more representative of the Fund’s investment strategy. The CRSP U.S. Total Market Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxisinvests.com.

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower.
Bar Chart [Heading]	Class A — Annual Total Return Chart for the Periods Ended December 31, 2025
Bar Chart Closing [Text Block]
Best Quarter	Quarter Ended December 31, 2020	30.61%
Worst Quarter	Quarter Ended March 31, 2020	-32.20%

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025 (with maximum sales charge)
Performance Table Uses Highest Federal Rate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares.
Performance Table Closing [Text Block]	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Availability Website Address [Text]	www.praxisinvests.com
Praxis Small Cap Index Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Praxis Genesis Conservative Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The returns in the table shows how the average annual total returns of the Fund compared with the returns of three indexes. The S&P Target Risk Conservative Index serves as the Fund’s performance index because the Adviser believes it is more representative of the Fund’s investment strategy. The Bloomberg U.S. Aggregate Bond Index and the CRSP U.S. Total Market Index each serve as the Fund’s regulatory index and provides a broad measure of market performance.

Please note that the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at www.praxisinvests.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after- tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	Please note that the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower.
Bar Chart [Heading]	Class A — Annual Total Return Chart for the Periods Ended December 31, 2025
Bar Chart Closing [Text Block]
Best Quarter	Quarter Ended June 30, 2020	8.63%
Worst Quarter	Quarter Ended June 30, 2022	-7.88%

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025 (with maximum sales charge)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after- tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.praxisinvests.com
Praxis Genesis Conservative Portfolio | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.88%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Praxis Genesis Balanced Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The returns in the table shows how the average annual total returns of the Fund compared with the returns of three indexes. The S&P Target Risk Balanced Index TR (USD) serves as the Fund’s performance index because the Adviser believes it is more representative of the Fund’s investment strategy. The Bloomberg U.S. Aggregate Bond Index and the CRSP U.S. Total Market Index each serve as the Fund’s regulatory index and provides a broad measure of market performance.

Please note that the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at www.praxisinvests.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after- tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	Please note that the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower.
Bar Chart [Heading]	Class A — Annual Total Return Chart for the Periods Ended December 31, 2025
Bar Chart [Table]
Best Quarter	Quarter Ended June 30, 2020	13.27%
Worst Quarter	Quarter Ended March 31, 2020	-13.24%

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025 (with maximum sales charge)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after- tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.praxisinvests.com
Praxis Genesis Balanced Portfolio | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Praxis Genesis Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The returns in the table shows how the average annual total returns of the Fund compared with the returns of three indexes. The S&P Target Risk Aggressive Index serves as the Fund’s performance index because the Adviser believes it is more representative of the Fund’s investment strategy. The Bloomberg U.S. Aggregate Bond Index and the CRSP U.S. Total Market Index each serve as the Fund’s regulatory index and provides a broad measure of market performance.

Please note that the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at www.praxisinvests.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after- tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	Please note that the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower.
Bar Chart [Heading]	Class A — Annual Total Return Chart for the Periods Ended December 31, 2025
Bar Chart Closing [Text Block]
Best Quarter	Quarter Ended June 30, 2020	16.34%
Worst Quarter	Quarter Ended March 31, 2020	-18.24%

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025 (with maximum sales charge)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after- tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.praxisinvests.com
Praxis Genesis Growth Portfolio | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020